Prepaid Expenses - Detailed Information about Prepaid Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current prepayments [abstract]
Prepaid taxes	$ 25,385	$ 13,095
Prepaid commissions	3,936	4,822
Prepaid insurance	446	522
Prepaid to supplier	30,325	19,436
Total prepaid expenses	60,092	37,875
Current	52,322	31,148
Non-current	7,770	6,727
Prepaid expenses	$ 60,092	$ 37,875